UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
           --------------------------------------------------
Address:   660 Steamboat Road
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Douglas C. Floren      Greenwich, Connecticut          08/13/99
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]





Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             38
                                               -------------

Form 13F Information Table Value Total:           169,057
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
Abgenix Inc.                      Common Stock   00339B107    1,590   80,000  SH         sole                80,000
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Advanced Neuromodulation Sys.     Common Stock   00757T101    1,952  205,500  SH         sole               205,500
------------------------------------------------------------------------------------------------------------------------------------
Alza Corp. Del.                   Common Stock   022615108   17,369  341,400  SH         sole               341,400
------------------------------------------------------------------------------------------------------------------------------------
Alza Corp. Del.                   Common Stock   0226159AG    1,599      785  SH CALL    sole                   785
------------------------------------------------------------------------------------------------------------------------------------
American Home Products Corp.      Common Stock   026609107      574   10,000  SH         sole                10,000
------------------------------------------------------------------------------------------------------------------------------------
Biotime Inc.                      Common Stock   09066L105    1,804  154,379  SH         sole               154,379
------------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.           Common Stock   101137107    1,758   40,000  SH         sole                40,000
------------------------------------------------------------------------------------------------------------------------------------
Centocor Inc.                     Common Stock   152342101    8,890  190,680  SH         sole               190,680
------------------------------------------------------------------------------------------------------------------------------------
Endosonics Corp.                  Common Stock   29264K105    2,639  377,000  SH         sole               377,000
------------------------------------------------------------------------------------------------------------------------------------
Enzon Inc.                        Common Stock   293904108   32,738 1,582,500 SH         sole             1,582,500
------------------------------------------------------------------------------------------------------------------------------------
Exogen Inc.                       Common Stock   302092101     255   120,000  SH         sole               120,000
------------------------------------------------------------------------------------------------------------------------------------
Geltex Pharmaceuticals Inc.       Common Stock   368538104    1,512   84,000  SH         sole                84,000
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc.              Common Stock   375558103    6,035  115,500  SH         sole               115,500
------------------------------------------------------------------------------------------------------------------------------------
Idec Pharmaceuticals Corp.        Common Stock   449370105    9,379  121,700  SH         sole               121,700
------------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.                  Common Stock   46185R100    1,827   74,000  SH         sole                74,000
------------------------------------------------------------------------------------------------------------------------------------
LJL Biosystems Inc.               Common Stock   501873103    2,067  459,400  SH         sole               459,400
------------------------------------------------------------------------------------------------------------------------------------
Lilly Eli & Co.                   Common Stock   532457108    2,639   33,684  SH         sole                33,684
------------------------------------------------------------------------------------------------------------------------------------
Liposome Co. Inc.                 Common Stock   536310105    3,695  193,182  SH         sole               193,182
------------------------------------------------------------------------------------------------------------------------------------
Liposome Co. Inc.                 Common Stock   5363109AB      293      300  SH CALL    sole                   300
------------------------------------------------------------------------------------------------------------------------------------
Medimmune Inc.                    Common Stock   584699102   10,298  152,000  SH         sole               152,000
------------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc.                    Common Stock   585055106    2,959   38,000  SH         sole                38,000
------------------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals Inc.   Common Stock   599902103    1,980   55,000  SH         sole                55,000
------------------------------------------------------------------------------------------------------------------------------------
PE-Corp. PE Biosystems Group      Common Stock   69332S102    4,533   39,500  SH         sole                39,500
------------------------------------------------------------------------------------------------------------------------------------
PE-Corp. Celera Genomics Group    Common Stock   69332S201    2,267  140,000  SH         sole               140,000
------------------------------------------------------------------------------------------------------------------------------------
QLT Phototherapeutics Inc.        Common Stock   746927102    3,108   56,500  SH         sole                56,500
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St.Jude Med. Inc.                 Common Stock   790849103    2,138   60,000  SH         sole                60,000
------------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp.             Common Stock   806605101    3,413   65,000  SH         sole                65,000
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Sepracor Inc.                     Common Stock   817315104    7,191   88,500  SH         sole                88,500
------------------------------------------------------------------------------------------------------ -----------------------------
Sugen Inc.                        Common Stock   865041107    4,396  149,000  SH         sole               149,000
------------------------------------------------------------------------------------------------------------------------------------
Thoratec Labs.                    Common Stock   885175307      638   60,000  SH         sole                60,000
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Transkaryotic Therapies Inc.      Common Stock   893735100    1,082   32,800  SH         sole                32,800
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U S  Bioscience Inc.              Common Stock   911646206    6,218  637,700  SH         sole               637,700
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Valentis Inc.                     Common Stock   91913E104    1,765  462,998  SH         sole               462,998
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Vertex Pharmaceuticals Inc.       Common Stock   92532F100    1,628   67,500  SH         sole                67,500
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Visible Genetics Inc.             Common Stock   92829S104   10,940  678,480  SH         sole               678,480
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Visx, Inc.                        Common Stock   92844S105    2,217   28,000  SH         sole                28,000
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Waters Corporation                Common Stock   941848103      531   10,000  SH         sole                10,000
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Xomed Surgical Prods. Inc.        Common Stock   98412V107    3,140   64,500  SH         sole                64,500
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